Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL BOND FUND INC
Prospectus Date	rr_ProspectusDate	May 31, 2020
Document Creation Date	dei_DocumentCreationDate	May 26, 2020